UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 114.0%
AUSTRALIA 9.2%
AIRPORTS 2.2%
Sydney Airport	11,214,268	$36,758,900

ELECTRIC 1.2%
INTEGRATED ELECTRIC 0.4%
AGL Energy Ltd.	480,491	7,461,249

REGULATED ELECTRIC 0.8%
Spark Infrastructure Group, 144A(a)	7,839,337	13,254,747
TOTAL ELECTRIC		20,715,996

PIPELINES—PIPELINES—C-CORP 0.9%
APA Group	3,107,500	15,278,967

RAILWAYS 0.6%
QR National Ltd.	2,954,125	10,449,313

TOLL ROADS 4.3%
Transurban Group(b)	11,952,190	74,388,060
TOTAL AUSTRALIA		157,591,236

BRAZIL 2.9%
ELECTRIC—REGULATED ELECTRIC 0.9%
Transmissora Alianca de Energia Eletrica SA	449,775	16,307,048

TOLL ROADS 1.2%
CCR SA(b)	2,213,808	20,038,661

WATER 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(b)	166,700	13,537,707
TOTAL BRAZIL		49,883,416

CANADA 6.6%
MARINE PORTS 0.7%
Westshore Terminals Investment Corp.	417,292	11,880,788

PIPELINES—PIPELINES—C-CORP 5.9%
Enbridge(b),(c)	1,363,224	53,247,688
TransCanada Corp.(b)	1,047,700	47,679,888
		100,927,576
TOTAL CANADA		112,808,364

CHINA 1.3%
ELECTRIC—INTEGRATED ELECTRIC 1.0%
Huaneng Power International, Class H (HKD)	21,852,000	16,627,027

	Number of Shares	Value
TOLL ROADS 0.3%
Zhejiang Expressway Co., Ltd. (HKD)	7,069,700	$4,923,412
TOTAL CHINA		21,550,439

FRANCE 8.8%
AIRPORTS 1.2%
Aeroports de Paris	250,400	19,969,447

COMMUNICATIONS—SATELLITES 1.0%
Eutelsat Communications(b)	529,490	17,020,731

ELECTRIC—INTEGRATED ELECTRIC 1.8%
GDF Suez(b)	1,383,544	30,935,857

TOLL ROADS 3.9%
Groupe Eurotunnel SA	607,633	4,280,557
Vinci SA(b)	1,451,907	61,841,036
		66,121,593
WATER 0.9%
Veolia Environnement(b)	1,466,400	15,821,397
TOTAL FRANCE		149,869,025

GERMANY 3.2%
AIRPORTS 0.9%
Fraport AG	264,216	15,280,579

ELECTRIC—INTEGRATED ELECTRIC 2.3%
E.ON AG(b)	1,696,200	40,248,186
TOTAL GERMANY		55,528,765

HONG KONG 1.9%
ELECTRIC—REGULATED ELECTRIC
CLP Holdings Ltd.(b)	1,713,400	14,583,914
Power Assets Holdings Ltd.(b)	2,026,300	17,194,955
		31,778,869
ITALY 6.1%
ELECTRIC 2.8%
INTEGRATED ELECTRIC 0.8%
Enel S.p.A.(b)	3,678,649	13,009,384

REGULATED ELECTRIC 2.0%
Terna Rete Elettrica Nazionale S.p.A.(b)	9,392,800	35,003,624
TOTAL ELECTRIC		48,013,008

	Number of Shares	Value
GAS DISTRIBUTION 1.2%
Snam Rete Gas S.p.A.(b)	4,528,900	$20,078,523

TOLL ROADS 2.1%
Atlantia S.p.A.(b),(c)	2,300,490	35,711,428
TOTAL ITALY		103,802,959

JAPAN 4.0%
ELECTRIC—INTEGRATED ELECTRIC 0.1%
Kansai Electric Power Co.	286,000	2,235,520

RAILWAYS 3.9%
West Japan Railway Co.(b)	1,547,100	66,114,538
TOTAL JAPAN		68,350,058

LUXEMBOURG 3.7%
COMMUNICATIONS—SATELLITES
SES SA(b),(c)	2,300,600	62,571,897

MEXICO 0.4%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	1,841,300	7,738,989

NETHERLANDS 1.9%
MARINE PORTS
Koninklijke Vopak NV(b)	469,340	32,954,763

NEW ZEALAND 0.7%
AIRPORTS
Auckland International Airport Ltd.(b)	5,293,013	11,493,542

PORTUGAL 0.7%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SA	4,316,121	11,880,453

SPAIN 3.5%
ELECTRIC 0.6%
INTEGRATED ELECTRIC 0.3%
Iberdrola SA	1,007,900	4,569,471

REGULATED ELECTRIC 0.3%
Red Electrica Corp. SA	119,600	5,670,465
TOTAL ELECTRIC		10,239,936

GAS DISTRIBUTION 0.6%
Enagas SA	496,200	9,787,799

TOLL ROADS 2.3%
Abertis Infraestructuras SA(b)	2,758,032	40,581,185
TOTAL SPAIN		60,608,920

	Number of Shares	Value
SWITZERLAND 0.6%
AIRPORTS
Flughafen Zuerich AG	25,758	$10,571,598

UNITED KINGDOM 4.4%
ELECTRIC 3.5%
INTEGRATED ELECTRIC 0.7%
SSE PLC(b)	521,000	11,711,041

REGULATED ELECTRIC 2.8%
National Grid PLC(b)	4,292,869	47,346,393
TOTAL ELECTRIC		59,057,434

WATER 0.9%
Severn Trent PLC(b)	300,100	8,136,455
United Utilities Group PLC(b)	664,723	7,685,503
		15,821,958
TOTAL UNITED KINGDOM		74,879,392

UNITED STATES 54.1%
COMMUNICATIONS 17.5%
TELECOMMUNICATIONS 2.3%
AT&T(b),(d)	542,100	20,437,170
Verizon Communications(b),(d)	406,300	18,515,091
		38,952,261
TOWERS 15.2%
American Tower Corp.(b),(d)	1,549,000	110,583,110
Crown Castle International Corp.(b),(d),(e)	1,524,600	97,726,860
SBA Communications Corp.(b),(d),(e)	829,100	52,150,390
		260,460,360
TOTAL COMMUNICATIONS		299,412,621

ELECTRIC 16.4%
INTEGRATED ELECTRIC 8.1%
Edison International(b),(d)	608,500	27,802,365
Exelon Corp.(b),(d)	722,800	25,717,224
FirstEnergy Corp.(b),(d)	297,000	13,097,700
NextEra Energy(b),(d)	581,700	40,910,961
PPL Corp.(b),(d)	1,097,728	31,888,998
		139,417,248

	Number of Shares	Value
REGULATED ELECTRIC 8.3%
CenterPoint Energy(b),(d)	916,846	$19,528,820
Duke Energy Corp.(b)	380,700	24,669,360
ITC Holdings Corp.(b),(d)	150,000	11,337,000
PG&E Corp.(b),(d)	714,807	30,500,815
Southern Co.(b),(d)	766,520	35,328,907
Wisconsin Energy Corp.(b),(d)	550,539	20,738,804
		142,103,706
TOTAL ELECTRIC		281,520,954

GAS DISTRIBUTION 3.0%
Atmos Energy Corp.(b)	324,195	11,602,939
Questar Corp.(b),(d)	393,985	8,009,715
Sempra Energy(b),(d)	494,500	31,890,305
		51,502,959
PIPELINES 15.0%
PIPELINES—C-CORP 3.2%
Kinder Morgan(b)	350,000	12,432,000
Williams Cos. (The)(b),(d)	1,220,791	42,691,061
		55,123,061
PIPELINES—MLP 11.8%
Enbridge Energy Partners LP(b),(d)	179,636	5,288,484
Enterprise Products Partners LP(b),(d)	834,100	44,707,760
EQT Midstream Partners LP(e)	445,647	12,834,634
Golar LNG Partners LP (Marshall Islands)	363,176	11,636,159
Kinder Morgan Energy Partners LP(b),(d)	269,394	22,225,005
MarkWest Energy Partners LP(b),(d)	1,104,243	60,092,904
Oiltanking Partners LP(b)	373,789	14,278,740
Rose Rock Midstream LP(b)	259,700	8,333,773
Susser Petroleum Partners LP(e)	367,632	8,819,492
Tesoro Logistics LP(b)	313,632	13,580,265
		201,797,216
TOTAL PIPELINES		256,920,277

SHIPPING 1.1%
GasLog Ltd. (Bermuda)(e)	1,551,285	17,963,880

WATER 1.1%
American Water Works Co.(b),(d)	529,440	19,621,047
TOTAL UNITED STATES		926,941,738
TOTAL COMMON STOCK (Identified cost—$1,620,759,536)		1,950,804,423

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 10.7%
BERMUDA 0.6%
INSURANCE—REINSURANCE—FOREIGN
Arch Capital Group Ltd., 6.75%	75,000	$2,002,500
Aspen Insurance Holdings Ltd., 7.401%, Series A(b)	56,256	1,514,974
Axis Capital Holdings Ltd., 6.875%, Series C	58,603	1,576,421
Montpelier Re Holdings Ltd., 8.875%	180,000	4,806,000
		9,899,895
GERMANY 0.2%
BANKS—FOREIGN
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	108,484	2,881,335

NETHERLANDS 0.8%
INSURANCE
LIFE/HEALTH INSURANCE—FOREIGN 0.0%
Aegon NV, 6.875%	15,708	393,485

MULTI-LINE—FOREIGN 0.8%
ING Groep N.V., 6.125%	90,487	2,115,586
ING Groep N.V., 7.375%(b)	450,000	11,218,500
		13,334,086
TOTAL NETHERLANDS		13,727,571

UNITED KINGDOM 0.8%
BANKS—FOREIGN
National Westminster Bank PLC, 7.76%, Series C(b)	418,466	10,482,573
Royal Bank of Scotland Group PLC, 6.60%, Series S	200,000	4,122,000
		14,604,573
UNITED STATES 8.3%
BANKS 2.8%
Ally Financial, 7.25%, due 2/7/33(b)	139,261	3,439,747
Ally Financial, 7.35%, due 8/8/32(b)	173,716	4,285,574
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(b)	150,000	3,799,500
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(b)	249,797	6,284,892
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(f)	100,000	5,025,000
Countrywide Capital IV, 6.75%, due 4/1/33(b),(d)	360,000	9,000,000
Countrywide Capital V, 7.00%, due 11/1/36(b)	250,000	6,297,500
First Niagara Financial Group, 8.625%, Series B(b)	100,000	2,925,000

	Number of Shares	Value
Zions Bancorp, 9.50%, due 12/29/49, Series C	100,000	$2,617,000
Zions Bancorp, 7.90%, Series F	140,000	3,890,600
		47,564,813
ELECTRIC—INTEGRATED 1.1%
DTE Energy Co., 5.25%, due 12/1/62	94,500	2,388,488
DTE Energy Co., 6.50%, due 12/1/61(b)	100,000	2,802,000
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G(b)	100,000	2,685,000
SCE Trust I, 5.625%	245,000	6,389,600
Southern California Edison Co., 4.08%, Series D ($100 Par Value)(FRN)	40,625	4,110,742
		18,375,830
INDUSTRIALS—DIVERSIFIED MANUFACTURING 0.2%
Stanley Black & Decker, 5.75%, due 7/25/52	125,000	3,296,250

INSURANCE 0.6%
MULTI-LINE 0.3%
Hartford Financial Services Group, 7.875%, due 4/15/42(b)	200,000	5,598,000

REINSURANCE 0.3%
Reinsurance Group of America, 6.20%, due 9/15/42	200,000	5,276,000
TOTAL INSURANCE		10,874,000

INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Qwest Corp., 7.375%, due 6/1/51(b),(d)	405,000	10,886,400
Qwest Corp., 7.50%, due 9/15/51	127,500	3,427,200
Telephone & Data Systems, 6.875%, due 11/15/59(b)	189,725	5,206,054
United States Cellular Corp., 6.95%, due 5/15/60(b)	195,000	5,337,150
		24,856,804
REAL ESTATE 1.2%
DIVERSIFIED 0.5%
Duke Realty Corp., 6.50%, Series K	100,900	2,552,770
Forest City Enterprises, 7.375%, due 2/1/34(b)	259,975	6,304,394
		8,857,164
OFFICE 0.3%
SL Green Realty Corp., 7.625%, Series C	221,892	5,556,176

SHOPPING CENTERS—REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(b)	236,641	5,934,956
TOTAL REAL ESTATE		20,348,296

	Number of Shares	Value
TRANSPORT—MARINE 1.0%
Seaspan Corp., 9.50%, due 1/29/49, Series C(b)	614,071	$17,267,676
TOTAL UNITED STATES		142,583,669
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$166,554,756)		183,697,043

PREFERRED SECURITIES—CAPITAL SECURITIES 18.7%
AUSTRALIA 0.7%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (EUR)	9,000,000	11,883,497

BERMUDA 0.5%
INSURANCE—REINSURANCE—FOREIGN
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a),(b)	9,000,000	8,853,750

BRAZIL 0.4%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(a)	5,500,000	6,572,500

FRANCE 0.7%
BANKS—FOREIGN 0.3%
BPCE SA, 9.00%, due 3/29/49	4,500,000	5,739,353

INSURANCE—MULTI-LINE—FOREIGN 0.4%
AXA SA, 8.60%, due 12/15/30(b)	5,000,000	6,060,860
TOTAL FRANCE		11,800,213

JAPAN 0.4%
INSURANCE—PROPERTY CASUALTY
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(a),(b),(d)	5,750,000	6,395,852

JERSEY 0.2%
BANKS—FOREIGN
HBOS Capital Funding LP, 6.85%, due 12/31/49	4,000,000	3,180,000

NETHERLANDS 0.8%
BANKS—FOREIGN
ABN Amro Bank NV, 6.25%, due 9/13/22, (FRN)	3,500,000	3,574,550
Rabobank Nederland, 8.40%, due 12/31/49	4,000,000	4,212,000
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a),(b)	5,120,000	6,764,682
		14,551,232

	Number of Shares	Value
SWITZERLAND 0.6%
BANKS—FOREIGN 0.4%
UBS AG, 7.625%, due 8/17/22	6,500,000	$6,807,951

INSURANCE—REINSURANCE—FOREIGN 0.2%
Aquarius + Investments PLC, 8.25%, due 12/31/49	4,000,000	4,170,516
TOTAL SWITZERLAND		10,978,467

UNITED KINGDOM 3.7%
BANKS—FOREIGN 3.1%
Abbey National Capital Trust I, 8.963%, due 12/29/49(b)	8,904,000	9,571,800
Barclays Bank PLC, 6.278%, due 12/31/49(b),(g)	4,570,000	4,184,406
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(a)	4,500,000	4,432,500
Claudius Ltd., 7.875%, due 12/12/49	5,500,000	5,798,375
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(b),(d)	9,750,000	13,357,500
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	7,290,000	7,030,432
Lloyds TSB Bank PLC, 6.35%, due 12/31/49 (EUR)	5,488,000	5,112,956
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	3,000,000	3,368,586
		52,856,555
FINANCE—MULTI-LINE—FOREIGN 0.3%
Old Mutual PLC, 8.00%, due 6/3/21	2,500,000	4,422,435

INSURANCE—LIFE/HEALTH INSURANCE—FOREIGN 0.3%
Prudential PLC, 7.75%, due 6/23/16	5,000,000	5,387,500
TOTAL UNITED KINGDOM		62,666,490

UNITED STATES 10.7%
BANKS 2.8%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(c),(f)	2,400,000	2,488,786
Citigroup Capital III, 7.625%, due 12/1/36(b)	5,000,000	5,400,000
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I(b),(d)	7,000	8,198,750
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(b),(d)	8,070,000	9,198,291
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(b),(d)	4,000,000	4,488,564
RBS Capital Trust B, 6.80%, due 12/29/49	4,000,000	3,380,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36(b)	2,515,000	2,559,012

	Number of Shares	Value
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(b),(d)	10,250,000	$11,813,125
		47,526,528
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.6%
General Electric Capital Corp., 7.125%, due 12/15/49, Series A	5,000,000	5,593,855
General Electric Capital Corp., 6.25%, due 12/15/49, Series B	5,000,000	5,299,870
TOTAL FINANCE		10,893,725

FOOD 0.4%
Dairy Farmers of America, 7.875%, 144A(a),(f)	60,000	6,241,878

INSURANCE 2.4%
LIFE/HEALTH INSURANCE 0.3%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a)	5,000,000	5,625,000

MULTI-LINE 1.6%
American International Group, 8.175%, due 5/15/58, (FRN)(b)	5,420,000	6,659,825
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	7,900,000	9,361,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b),(d)	8,500,000	11,262,500
		27,283,825
PROPERTY CASUALTY 0.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(b)	7,500,000	8,175,000
TOTAL INSURANCE		41,083,825

INTEGRATED TELECOMMUNICATIONS SERVICES 1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	16,889	21,470,141

PIPELINES 2.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	15,000,000	17,005,185
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	14,930,000	16,847,505
		33,852,690
UTILITIES—MULTI-UTILITIES 1.3%
Dominion Resources, 7.50%, due 6/30/66, Series A(b),(d)	10,479,000	11,431,468
PPL Capital Funding, 6.70%, due 3/30/67, Series A(b)	10,282,000	10,704,107
		22,135,575
TOTAL UNITED STATES		183,204,362
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$284,353,715)		320,086,363

		Principal Amount	Value
CORPORATE BONDS—United States 2.2%
INSURANCE—PROPERTY CASUALTY 0.3%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)		$5,100,000	$5,329,423
INTEGRATED TELECOMMUNICATIONS SERVICES 1.9%
CenturyLink, 7.65%, due 3/15/42(b),(c)		3,500,000	3,740,261
Citizens Communications Co., 9.00%, due 8/15/31(b)		17,450,000	18,715,125
Embarq Corp., 7.995%, due 6/1/36(b)		8,076,000	9,108,218
			31,563,604
TOTAL CORPORATE BONDS (Identified cost—$34,211,258)			36,893,027

		Number of Shares
SHORT-TERM INVESTMENTS 1.9%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(h)		16,704,093	16,704,093
Federated Government Obligations Fund, 0.02%(h)		16,703,844	16,703,844
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$33,407,937)			33,407,937

TOTAL INVESTMENTS (Identified cost—$2,139,287,202)	147.5%		2,524,888,793

LIABILITIES IN EXCESS OF OTHER ASSETS	(47.5)		(813,129,509)

NET ASSETS (Equivalent to $19.91 per share based on 85,968,253 shares of common stock outstanding)	100.0%		$1,711,759,284

Note: Percentages indicated are based on the net assets of the Fund.
(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 8.1% of the net assets of the Fund, of which 0.7% are illiquid.
(b)	A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $1,643,124,244 in aggregate has been pledged as collateral.
(c)	A portion of the security is segregated as collateral for interest rate swap transactions. $34,644,577 in aggregate has been segregated as collateral.
(d)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $733,192,318 in aggregate has been rehypothecated.
(e)	Non-income producing security.
(f)	Illiquid security. Aggregate holdings equal 0.8% of the net assets of the Fund.
(g)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(h)	Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at September 30, 2012 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable	Floating Rate(a) (resets monthly) Receivable	Termination Date	Unrealized Depreciation
Merrill Lynch Derivative Products AG(b)	$35,000,000	3.510%	0.217%	December 22, 2012	$(294,353)
Merrill Lynch Derivative Products AG(b)	$70,000,000	3.600%	0.216%	January 29, 2014	(3,181,731)
Royal Bank of Canada	$35,000,000	3.525%	0.221%	October 17, 2012	(99,579)
Royal Bank of Canada	$40,000,000	3.498%	0.217%	November 22, 2012	(215,804)
Royal Bank of Canada	$72,000,000	3.615%	0.216%	March 29, 2014	(3,688,721)
Royal Bank of Canada	$40,000,000	3.634%	0.216%	March 31, 2014	(2,060,839)
Royal Bank of Canada	$100,000,000	1.865%	0.227%	June 13, 2015	(4,282,113)
Royal Bank of Canada	$120,000,000	2.474%	0.228%	February 10, 2016	(8,574,017)
UBS AG	$60,000,000	3.639%	0.221%	April 17, 2013	(1,208,290)
					$(23,605,447)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2012.

(b) Cash in the amount of $4,072,000 has been pledged as collateral.

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
HKD	Hong Kong Dollar
TruPS	Trust Preferred Securities

Sector Summary	% of Managed Assets
Electric (Common)	22.7
Communications (Common)	15.1
Pipelines (Common)	14.9
Toll Roads (Common)	9.6
Banks—Foreign (Preferred)	4.3
Insurance (Preferred)	4.2
Airports (Common)	4.1
Banks (Preferred)	3.8
Gas Distribution (Common)	3.2
Railways (Common)	3.0
Water (Common)	2.6
Integrated Telecommunications Services (Preferred)	1.8
Marine Ports (Common)	1.8
Pipelines (Preferred)	1.4
Integrated Telecommunications Services (Corporate Bond)	1.3
Utilities (Preferred)	0.9
Real Estate (Preferred)	0.8
Other	0.8
Electric (Preferred)	0.7
Shipping (Common)	0.7
Transport—Marine (Preferred)	0.7
Finance (Preferred)	0.6
Oil & Gas Exploration & Production (Preferred)	0.5
Food (Preferred)	0.2
Insurance (Corporate Bond)	0.2
Industrials (Preferred)	0.1
100.0

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale price, options are valued at the average of the quoted bid and ask prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$1,950,804,423	$1,950,804,423	$—	$—
Preferred Securities - $25 Par Value - United States	142,583,669	131,059,439	4,110,742	7,413,488	(a),(b)
Preferred Securities - $25 Par Value - Other Countries	41,113,374	41,113,374	—	—
Preferred Securities - Capital Securities - Netherlands	14,551,232	—	10,976,682	3,574,550	(b)
Preferred Securities - Capital Securities - United Kingdom	62,666,490	—	58,482,084	4,184,406	(c)
Preferred Securities - Capital Securities - United States	183,204,362	—	174,473,698	8,730,664	(a)
Preferred Securities - Capital Securities - Other Countries	59,664,279	—	59,664,279	—
Corporate Bonds	36,893,027	—	36,893,027	—
Money Market Funds	33,407,937	—	33,407,937	—
Total Investments(d)	$2,524,888,793	$2,122,977,236	$378,008,449	$23,903,108
Interest rate swaps	(23,605,447)	—	(23,605,447)	—
Total Depreciation in Other Financial Instruments(d)	$(23,605,447)	$—	$(23,605,447)	$—

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(a) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b) Valued utilizing independent broker quotes.

(c) Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - United States	Preferred Securities - Capital Securities - Australia	Preferred Securities - Capital Securities - Netherlands	Preferred Securities - Capital Securities - United Kingdom	Preferred Securities - Capital Securities - United States
Balance as of December 31, 2011	$20,823,661	$4,568,750	$10,599,911	$—	$—	$5,655,000
Purchases	5,876,675	2,376,675	—	3,500,000	—	—
Accretion	21	—	21	—	—	—
Change in unrealized appreciation	2,413,056	468,063	1,283,565	74,550	—	586,878
Transfers into Level 3	6,673,192	—	—	—	4,184,406	2,488,786
Transfers out of Level 3	(11,883,497)	—	(11,883,497)	—	—	—
Balance as of September 30, 2012	$23,903,108	$7,413,488	$—	$3,574,550	$4,184,406	$8,730,664

The change in unrealized appreciation/(depreciation) attributable to securities owned on September 30, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $1,129,491.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable
	at 9/30/2012	Technique	Inputs	Range
Preferred Securities - Capital Securities — United Kingdom	$4,184,406	Consensus Pricing	Bid-Ask Spread	90.875 – 92.250

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities — United Kingdom is the bid-ask spread. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of September 30, 2012:

Interest rate swaps	$(23,605,447)

The following summarizes the volume of the Fund’s interest rate swaps activity during the period ended September 30, 2012:

Interest
Rate Swaps
Average Notional Amount	$589,500,000
Ending Notional Amount	$572,000,000

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$2,139,287,202
Gross unrealized appreciation	$465,036,669
Gross unrealized depreciation	(79,435,078)
Net unrealized appreciation	$385,601,591

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012